UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606
(Name and Address of agent of service)

Registrant’s telephone number, including area code:  (312) 338-5856

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.
 JNL Money Market Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

JNL/PPM America Total Return Fund
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 CITIGROUP INC.                                                                              Agenda Number:  933557069
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    Security:  172967424                                                             Meeting Type:  Annual
      Ticker:  C                                                                     Meeting Date:  17-Apr-2012
        ISIN:  US1729674242
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: FRANZ B. HUMER                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ROBERT L. JOSS                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                  Mgmt          For                            For

1D     ELECTION OF DIRECTOR: VIKRAM S. PANDIT                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI               Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JUDITH RODIN                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ROBERT L. RYAN                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JOAN E. SPERO                       Mgmt          For                            For

1J     ELECTION OF DIRECTOR: DIANA L. TAYLOR                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.            Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON       Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S    Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
       2012.

03     PROPOSAL TO APPROVE AN AMENDMENT TO THE CITIGROUP 2009    Mgmt          For                            For
       STOCK INCENTIVE PLAN.

04     ADVISORY APPROVAL OF CITI'S 2011 EXECUTIVE                Mgmt          Against                        Against
       COMPENSATION.

05     STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR         Shr           Against                        For
       GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS.

06     STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING      Shr           Against                        For
       AND POLITICAL CONTRIBUTIONS.

07     STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVES RETAIN    Shr           For                            Against
       25% OF THEIR STOCK FOR ONE YEAR FOLLOWING TERMINATION.

08     STOCKHOLDER PROPOSAL REQUESTING THAT THE AUDIT            Shr           Against                        For
       COMMITTEE CONDUCT AN INDEPENDENT REVIEW AND REPORT ON
       CONTROLS RELATED TO LOANS, FORECLOSURES, AND
       SECURITIZATIONS.

* Management position unknown
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 21, 2012